Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Aug. 16, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2018